INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current liabilities
Borrowings	$ 71,301,468	$ 76,785,857	$ 63,721,735
Corporate bonds	12,845,934	24,742,752	12,611,940
Non-current
Borrowings	74,177,169	47,988,468	41,226,610
Corporate bonds	61,264,268	37,826,641	18,364,894
Amortized cost
Current liabilities
Corporate bonds	12,845,934	24,742,752	12,611,940
Non-current
Corporate bonds	61,264,268	37,826,641	18,364,894
Fair value
Current liabilities
Corporate bonds	12,467,941	24,085,087	11,997,981
Non-current
Corporate bonds	56,550,746	32,656,097	16,135,876
Bank borrowings
Current liabilities
Borrowings	48,305,535	33,684,287	47,646,912
Non-current
Borrowings	9,912,901	4,161,827	3,497,671
Bank borrowings | Amortized cost
Current liabilities
Borrowings	48,305,535	33,684,287	47,646,912
Non-current
Borrowings	9,912,901	4,161,827	3,497,671
Bank borrowings | Fair value
Current liabilities
Borrowings	46,589,131	32,770,615	43,046,111
Non-current
Borrowings	$ 9,344,755	$ 3,864,666	$ 3,072,395